Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2025
Quarterly Financial Data [Abstract]
Schedule of Financial and Other Expenses, Net
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Financial income:
Interest on deposits	246	143	93
Foreign currency translation differences and derivatives	3,254	566	3,296
Non-cash revaluation income associated with business combination	1,995	-	-

Total financial income	5,495	709	3,389
Financial expenses:
Bank charges, interest on loans and factoring fees	(5,034)	(5,974)	(7,538)
Foreign currency translation differences and derivatives	(6,816)	(4,082)	(4,049)
Non-cash revaluation expenses associated with business combination	-	(1,703)	(110)
Others	(183)	(424)	(160)

Total financial expenses	(12,033)	(12,183)	(11,857)

Financial and other expenses, net	(6,538)	(11,474)	(8,468)

Schedule of Net income per share
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	(2,090)	24,063	6,220

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	89,787,286	86,191,178	84,617,774
Add – employee stock options and RSU	-	2,268,824	864,852

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	89,787,286	88,460,001	85,482,626